STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
STOCKHOLDERS EQUITY [Text Block]

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred Stock

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series A Preferred Stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the period ended June 30, 2014.

Common Stock

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split. Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding.

On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

Sales of Registered Shares of Common Stock

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock the Company sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15. These securities were sold pursuant to the securities purchase agreement dated April 28, 2014 and have been registered under the Securities Act of 1933 pursuant to our registration statement on Form S-1, as amended (No. 333-192599), which was declared effective by the Securities and Exchange Commission on April 16, 2014.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company paid Wainwright a cash placement fee equal to 8% of the aggregate gross proceeds from the offering, or $208,000, and a non-accountable expense allowance equal to 1% of the aggregate gross proceeds from the offering, or $26,000. In addition, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019.

Sale of Restricted Shares of Common Stock

On October 8, 2013, the Company issued an aggregate of 1,250,000 shares of our common stock to three investors in a non-brokered private placement, at a purchase price of $0.40 per share for gross proceeds of $500,000. In addition, the Company issued 1,250,000 warrants with an exercise price of $0.50 per share and 650,000 warrants with an exercise prices of $0.60 per share to a finder in connection with this private placement. Each unit consisted of one share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.50 per share and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.60 per share.

On May 31, 2013, the Company sold 1,312,500 units at $0.40 per share for total cash of $525,000. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On May 31, 2013, the Company converted principal amount of $225,000 and accrued interest of $4,870 into 574,675 units at $0.40 per share for total debt converted of $229,870. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

Common Stock Issued for Services

On May 15, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.150 per share.

On June 2, 2014, the Company issued 100,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.130 per share.

On June 6, 2014, the Company issued 1,000,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.134 per share.

On June 11, 2014, the Company issued 250,000 restricted common shares to consultant for services rendered and were valued at the market value on that date of $0.121 per share.

NOTE 8 – STOCKHOLDERS’ EQUITY

Preferred shares

On October 7, 2013, the Company amended its articles of incorporation to create 100,000,000 shares of preferred stock by filing a Certificate of Amendment to Articles of Incorporation with the Secretary of State of Nevada. The preferred stock may be divided into and issued in series, with such designations, rights, qualifications, preferences, limitations and terms as fixed and determined by our board of directors.

Grant of Series A Preferred stock

On October 8, 2013, the Company issued a total of 20,000,000 shares of non-convertible Series A Preferred Stock to Steven A. Nickolas and Richard A. Wright ( 10,000,000 shares to each), our directors and executive officers, in consideration for the past services, at a deemed value of $0.001 per share. The company valued these shares based on the cost considering the time and average billing rate of these individuals and recorded a $20,000 stock compensation cost for the year ended March 31, 2014.

Common stock

We are authorized to issue 1,125,000,000 shares of $0.001 par value common stock. On May 31, 2013, we effected a 15 -for- 1 forward stock split of our $0.001 par value common stock. All shares and per share amounts have been retroactively restated to reflect such split.

Prior to the acquisition of Alkaline Water Corp., we had 109,500,000 shares of common stock issued and outstanding.

On May 31, 2013, we issued 43,000,000 shares in exchange for a 100% interest in Alkaline Water Corp. For accounting purposes, the acquisition of Alkaline Water Corp. by The Alkaline Water Company Inc. has been recorded as a reverse acquisition of a company and recapitalization of Alkaline Water Corp. based on the factors demonstrating that Alkaline Water Corp. represents the accounting acquirer. Consequently, after the closing of this agreement we adopted the business of Alkaline Water Corp.’s wholly-owned subsidiary, Alkaline 88, LLC. As part of the acquisition, the former management of the Company agreed to cancel 75,000,000 shares of common stock.

Sale of restricted shares

On October 8, 2013, the Company issued an aggregate of 1,250,000 shares of our common stock to three investors in a non-brokered private placement, at a purchase price of $0.40 per share for gross proceeds of $500,000. In addition, the Company issued 1,250,000 warrants with an exercise price of $0.50 per share and 650,000 warrants with an exercise prices of $0.60 per share to a finder in connection with this private placement. Each unit consisted of one share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.50 per share and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase, for a period of two years from issuance, one share of our common stock at an exercise price of $0.60 per share.

On May 31, 2013, the Company sold 1,312,500 units at $0.40 per share for total cash of $525,000. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

On May 31, 2013, the Company converted principal amount of $225,000 and accrued interest of $4,870 into 574,675 units at $0.40 per share for total debt converted of $229,870. Each unit consisted of one share of common stock, one warrant which entitles the holder to purchase one share of common stock for a period of 2 years with an exercise price of $0.50 per share, and 1/2 warrant which entitles the holder to purchase 1/2 share of common stock for a period of 2 years with an exercise price of $0.60 per share.

Common stock issued for services

Effective October 10, 2013, the Company issued 200,000 shares of common stock to a consultant in consideration for services rendered by the consultant to our company.

On August 8, 2013, the Company entered into a service contract that included the issuance of 250,000 common shares. These shares were valued at fair value of $0.55 per share and have been charged as stock compensation to general and administrative expense.

On December 20, 2013, the Company issued 65,000 common shares to employees for services rendered. These shares were valued at fair value of $0.327 per share and have been charged as stock compensation to general and administrative expense.

Between December 13, 2013 and December 20, 2013, the Company issued 170,000 common shares to consultants for services rendered. These shares were valued at fair value of $59,300 and have been charged as stock compensation to general and administrative expense.

Between January 2, 2014 and January 14, 2014, the Company issued 280,000 shares of common stock to various consultants in consideration for services rendered by the consultants to the company. These shares were valued at fair value of $76,500 and have been charged as stock compensation to general and administrative expense.